Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000007065 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000007065 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007065 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007065 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007065 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007065 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007065 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007067 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007067 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007067 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000007067 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000007067 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000007067 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000007067 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007067 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007066 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007066 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007066 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000007066 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000007066 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000007066 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000007066 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007066 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007069 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007069 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007069 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007069 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007069 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000007069 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000007069 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000007069 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007068 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007068 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007068 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007068 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007068 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000007068 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000007068 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000007068 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000247741 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247741 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000247741 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247741 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000247741 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000247741 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000247741 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000247741 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	1.00%